Earnings (Loss) Per Share - Schedule of Basic Earnings Per Share (Detail) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Earnings per Share [Abstract]
Profit (loss) attributable to AUO's shareholders	$ (18,767,191)	$ 13,071,646	$ 42,609,500
Weighted-average number of common shares outstanding during the year (basic)	9,597,268	9,624,245	9,624,245
Basic earnings (loss) per share	$ (1.96)	$ 1.36	$ 4.43